                           SUN CAPITAL ADVISERS TRUST

       Supplement dated June 27, 2002 to the Prospectus dated May 1, 2002

In "The Funds' Goals and Strategies, Investment Grade Bond Fund" on page 2, the list of portfolio managers in the shaded box is replaced in its entirety with the following:

         Richard Gordon, CFA
         Evan S. Moskovit, CFA
         Michael A. Savage, CFA

In "The Funds' Goals and Strategies, Money Market Fund" on page 4, the list of portfolio managers in the shaded box is replaced in its entirety with the following:

         Richard Gordon, CFA
         John W. Donovan

In the "About the Portfolio Managers" table on page 47, the section describing the portfolio managers for the Money Market Fund and Investment Grade Bond Fund is replaced in its entirety with the following:

---------------------------- --------------------- ------------- ---------------------------------------------------------------
                                                   Manager
Fund                         Fund Manager          Since         Positions during past five years
---------------------------- --------------------- ------------- ---------------------------------------------------------------
Investment Grade Bond Fund   Richard               1998          Vice president, Sun Capital Advisers Trust, since 1998.
                             Gordon, CFA                         Senior vice president, Sun Capital Advisers, Inc., since
                                                                 2000, and previously vice president (1992 - 2000).
                                                                 Vice president at Sun Life Financial since 1994.
                             --------------------- ------------- ---------------------------------------------------------------
                             Evan S.               2002          Senior vice president, Sun Capital Advisers, Inc., since
                             Moskovit, CFA                       2001, and previously vice president (1999 - 2002).  Assistant vice president at Sun Life Financial since 2002.  Joined Sun
                                                                 Life Financial in 1997.
                             --------------------- ------------- ---------------------------------------------------------------
                             Michael A.            2002          Senior vice president, Sun Capital Advisers, Inc., since
                             Savage, CFA                         2002, and previously vice president (2001 - 2002).  Assistant vice president at Sun Life Financial since 2002.  Joined Sun
                                                                 Life Financial in 1993.
---------------------------- --------------------- ------------- ---------------------------------------------------------------
Money Market Fund            Richard               1998          See above.
                             Gordon, CFA
                             --------------------- ------------- ---------------------------------------------------------------
                             John W.               2002          Senior vice president, Sun Capital Advisers, Inc., since
                             Donovan                             2002, and previously vice president (2001 -2002).  Assistant vice president at Sun Life Financial since 2002.
                                                                 Joined Sun Life Financial in 2001.  Prior to that, vice
                                                                 president, Back Bay Advisors L.P. (1997 - 2001).
---------------------------- --------------------- ------------- ---------------------------------------------------------------
